CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net income | $	$ 734		$ 1,828		$ 369
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment | $	14		15		33
Amortization on right-of-use assets | $	132		(14)		19
Loss on disposal of property, plant and equipment | $	0		0		7
Stock-based compensation expense | $	12		47		45
Non-controlling interests in (loss) / income of subsidiaries | $	111		(178)		170
Equity in profit of affiliates | $	(398)		(1,927)		(413)
Deferred tax expenses | $	41		5		34
Change in non-current assets and liabilities:
Long-term operating lease obligations | $	(35)		(43)		46
Change in operating assets and liabilities:
Accounts receivable | $	1,478		(1,278)		2,045
Prepayments and other current assets | $	(25)		240		86
Contract assets | $	(69)		151		(143)
Inventories | $	223		(120)		(56)
Accounts payables | $	(1,177)		1,177		(872)
Contract liabilities | $	(57)		25		(451)
Other payables and accrued expenses | $	(74)		(107)		(354)
Income tax payable | $	(42)		42		(42)
Right-of-use assets and operating lease liabilities | $	(87)		57		(62)
Net cash (used in) provided by operating activities | $	781		(80)		461
Cash flows from investing activities:
Payment to acquire property, plant and equipment | $	(5)		(5)		(7)
Dividend received from affiliates | $	307		322		239
Net cash provided by investing activities | $	302		317		232
Cash flows from financing activities:
Dividend paid | $	(617)		0		(464)
Purchase of treasury stock | $	(7)		(14)		0
Proceeds from bank borrowings | $	0		666		868
Repayment to bank borrowings | $	(154)		(734)		(1,022)
Net cash used in financing activities | $	(778)		(82)		(618)
Foreign currency translation adjustment | $	19		8		112
Net change in cash, cash equivalents and restricted cash | $	286		147		(37)
BEGINNING OF YEAR | $	6,790		6,643		6,680
END OF YEAR | $	7,076		6,790		6,643
Represented by:
Cash and cash equivalents | $	5,805		5,453		5,628
Restricted cash | $	1,271		1,337		1,015
Cash and cash equivalents restricted cash | $	7,076		6,790		6,643
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes | $	77		1		42
Cash paid for interest | $	$ 1		$ 7		$ 7
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income		¥ 14,466		¥ 70,537		¥ 15,766
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment		6,175		5,964		6,580
Deferred tax expenses		(2,909)		8,727		(361)
Change in operating assets and liabilities:
Accounts receivable		(6,821)		7,538		(28,768)
Prepayments and other current assets		(7,047)		(2,590)		(12,347)
Contract assets		6,236		(4,112)		(8,241)
Inventories		(239)		(70)		(1,014)
Accounts payables		426		(21,502)		34,751
Contract liabilities		8,085		8,949		(2,978)
Other payables and accrued expenses		1,349		(64,781)		70,063
Net cash (used in) provided by operating activities		(40,233)		(10,649)		100,149
Cash flows from investing activities:
Payment to acquire property, plant and equipment		(408)		(1,708)		(1,143)
Net cash provided by investing activities		(8,726)		37,466		(16,343)
Cash flows from financing activities:
Proceeds from bank borrowings		6,000		6,500		6,000
Repayment to bank borrowings		(6,500)		(5,500)		(14,000)
Net cash used in financing activities		(13,298)		(12,211)		(17,400)
BEGINNING OF YEAR		135,988		121,382		54,976
END OF YEAR		73,731		135,988		121,382
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes		0		0		0
Cash paid for interest		252		253		626
Amortization of intangible assets		235		246		257
Amortization of land use right		149		180		150
Amortization of right-of-use Assets		141		0		0
Impairment loss on contract assets		723		(2,158)		3,560
Impairment loss on short-term investments		0		0		195
Fair value gain on short term investment		248				0
Proceeds from deferred government grant				0		700
Property, plant and equipment written off				(36,241)		218
Reversal of allowance for doubtful accounts				(677)		(983)
Deferred government grant		(2,789)		386		(3,562)
Operating lease right-of-use Assets		(2,389)
Operating lease liabilities, non-current		(1,542)
Short-term investments		(53,292)		14,805		0
Other taxes payable		(875)		(4,074)		1,469
Operating lease liabilities, current		(563)				0
(Capital injection)/proceed from investment		(8,318)		0		0
Proceeds from sale of property, plant and equipment				39,374		0
Purchase of intangible assets				(200)		(200)
Purchase of short-term investments				0		(15,000)
Dividend paid to shareholders and interest paid		(12,798)		(13,211)		(9,400)
Net increase in cash and cash equivalents		(62,257)		14,606		66,406
Finance leases (disclosed in accompanying Note 3)		¥ 0		¥ 0		¥ 0